General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General and Administrative Expenses
Administrative services fees (Note 3)	$ 2,171	$ 1,177	$ 4,342	$ 2,354
Commercial management fees (Note 3)	1,047	1,350	2,112	2,700
Share-based compensation	203	94	463	167
Other expenses	959	867	2,154	1,338
Total	$ 4,380	$ 3,488	$ 9,071	$ 6,559